Loans and Leases (Performance of the Loan Portfolio) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Commercial Portfolio Segment [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	$ 19,679,948	$ 8,191,808
Commercial Portfolio Segment [Member] | Performing Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	19,539,579	8,166,789
Commercial Portfolio Segment [Member] | Nonperforming Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	140,369	25,019
Commercial and Multi-Family Real Estate [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	53,081,098	20,479,134
Commercial and Multi-Family Real Estate [Member] | Performing Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	52,249,417	19,307,124
Commercial and Multi-Family Real Estate [Member] | Nonperforming Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	831,681	1,172,010
Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	77,873,014	80,257,013
Residential 1-4 Family Real Estate [Member] | Performing Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	77,484,430	78,045,118
Residential 1-4 Family Real Estate [Member] | Nonperforming Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	388,584	2,211,895
Consumer Portfolio Segment [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	3,857,293	4,798,817
Consumer Portfolio Segment [Member] | Performing Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	3,852,469	4,788,985
Consumer Portfolio Segment [Member] | Nonperforming Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	$ 4,824	$ 9,832